Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	December 31,
	2017	2016

Raw materials	$3,298	$2,251
Work in progress	3,275	1,387
Finished goods	13,045	10,464
Total inventories	$19,618	$14,102